Related Party Transactions (Details) ¥ / shares in Units, $ in Millions		9 Months Ended
	Dec. 03, 2021 CNY (¥) ¥ / shares	Sep. 30, 2024 USD ($)	Apr. 30, 2023	Mar. 01, 2022 CNY (¥)
Related Party Transactions [Line Items]
Price per share (in Yuan Renminbi per share) | ¥ / shares	¥ 4
Transfer value	¥ 282,000,000	$ 4.5
Purchase agreement amount				¥ 1
Interest rate			1.00%
Repaid debt owned amount (in Dollars) | $		$ 6.2
Shengda Group [Member]
Related Party Transactions [Line Items]
Interest percentage	55.09%
Transfer value	¥ 282,000,000